Derivative Liabilities (Details) kr / shares in Units, $ / shares in Units, $ in Thousands, kr in Millions					1 Months Ended					6 Months Ended		12 Months Ended
	Jun. 03, 2019 USD ($) $ / shares shares	Jun. 03, 2019 SEK (kr) shares	Jun. 03, 2019 USD ($) $ / shares shares	Jun. 03, 2019 SEK (kr)	Feb. 29, 2020 USD ($) shares	Feb. 23, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	May 31, 2019 kr / shares shares	Nov. 29, 2018 USD ($)	Jun. 30, 2021 kr / shares shares	Jun. 30, 2021 kr / shares $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares	Jun. 30, 2021 kr / shares	Dec. 31, 2020 kr / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 kr / shares shares	Dec. 31, 2020 ₸ / shares shares	Mar. 31, 2020 $ / shares	Mar. 31, 2020 kr / shares	Dec. 31, 2019 kr / shares	Dec. 31, 2019 kr / shares	Dec. 31, 2019 ₸ / shares	May 31, 2019 $ / shares	May 31, 2019 kr / shares	Nov. 29, 2018 SEK (kr)
Derivative Liabilities (Details) [Line Items]
Investor warrants shares (in Shares) | shares	3,996,864	3,996,864											50,341,080
Common stock, par value | (per share)										kr 0.05	kr 0.05		$ 0.01	$ 0.01	kr 33		$ 0.01		₸ 0.05	$ 1,010	kr 10,000			₸ 0.05
Exercise Price | (per share)													$ 0.7	0.10	0.85		$ 0.4	kr 33					kr 6
Convertible debt (in Kronor) | kr																											kr 200
Bearing interest rate									2.00%																		2.00%
Convertible shares and warrants percentage									50.00%
Cash payment			$ 673									$ 533	$ 5,109
Committed tranches settled receipt	$ 1,000	kr 105			$ 1,000
Common stock shares (in Shares) | shares	9,330,000		9,330,000		9,330,000		9,330,000						9,330,000			1	1	1	1
Settlement Shares amount	$ 2,500				$ 2,500
Settlement warrants amount					$ 625	$ 600
Estimated fair value													$ 2,935
Cash settlement paid							$ 673						673
Market value							$ 2,262						$ 2,262
Warrants issued settlement shares (in Shares) | shares						3,996,864
Warrants exchangeable shares description													The 3,996,864 warrants are exchangeable into one common share each at $0.34 (SEK 3.3) for 36 months.
Increase decrease volatility rate												5.00%
Fair value estimate loss												$ 30
Fair value estimate profit												$ 26
Valuation of derivative liabilities description												the effect of a 5% strengthening of the U.S. dollar against the SEK, would result in a profit of $7. An assumed 5% weakening of the U.S. dollar against the SEK would have an equal but opposite effect on the basis that all other variables remained constant.
Warrants excercise price (in Dollars per share) | $ / shares	$ 0.38		$ 0.38
Rights of warrants (in Dollars per share) | $ / shares														0.01
Exercise price per share | (per share)										kr 0.05	kr 0.4
Weighted average contractual life										1 year 6 months 14 days	1 year 6 months 14 days
Weighted average exercise price (in Dollars per share) | $ / shares											kr 0.33
Maximum [Member]
Derivative Liabilities (Details) [Line Items]
Cash payment | kr				kr 6
Minimum [Member]
Derivative Liabilities (Details) [Line Items]
Cash payment | kr				kr 4
TO1 Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Investor warrants shares (in Shares) | shares								20,166,221
Common stock, par value | (per share)								kr 0.05																	$ 0.01
Exercise Price | (per share)																									$ 0.9	kr 7.5
Common Stock [Member]
Derivative Liabilities (Details) [Line Items]
Common stock, par value | kr / shares																kr 0.05						kr 0.05
Settlement Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Investor warrants shares (in Shares) | shares					3,996,864
TO2 Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Investor warrants shares (in Shares) | shares													50,341,080
Common stock, par value | (per share)													$ 0.01									kr 0.05
Exercise Price | (per share)													$ 0.69	0.20	1.7								kr 60
TO3 Warrants [Member]
Derivative Liabilities (Details) [Line Items]
Investor warrants shares (in Shares) | shares										145,161,083	145,161,083
Exercise Price | (per share)														$ 0.20	kr 170
Grant and expire date										Jun. 30, 2023	Jun. 30, 2023
Amount 20 tranches [Member]
Derivative Liabilities (Details) [Line Items]
Funded each over amount									$ 10,000